Leases	12 Months Ended
Dec. 31, 2022
Lease [Abstract]
Leases

16. Leases

This note provides information for leases where the Group is a lessee.

16.1. The Group’s leasing activities and how these are accounted for

Lease terms for properties are generally between 1 and 10 years, except for the production facilities described below.

One lease agreement regarding an additional building at the Ogden production facility commenced during the twelve months ended December 31, 2022. The lease term, including extension options, is 40 years. The Group has assessed it as reasonably certain that all extension periods will be utilized. The addition to the right-of-use asset amounts to $8.9 million.

One lease agreement regarding a production line in Ma'anshan was entered into during the twelve months ended December 31, 2022. The lease term is six years. The addition to the right-of-use-asset amounts to $3.6 million.

Lease terms for production facilities are generally between 10 and 40 years, and lease terms for other properties (i.e., offices) are generally between one and 10 years. Lease terms for production equipment are generally between one and five years. The Group also has leases with a shorter lease term than 12 months and leases pertaining to assets of low value, such as office equipment. For these, the Group has chosen to apply the exemption rules in IFRS 16 Leases, meaning the value of these contracts is not part of the right-of-use asset or lease liability.

The lease agreements for the Ogden and Dallas-Fort Worth facilities will be transferred to Ya YA Foods as part of the YYF Transaction and are included in the assets held for sale balance as of December 31, 2022. Refer to Note 34 Non-current assets held for sale for details on the YYF Transaction.

Extension and termination options

Extension and termination options are used to maximize operational flexibility in terms of managing the assets used in the Group’s operations. The majority of extension and termination options held are exercisable only by the Group and not by the respective lessor. For more information regarding the Group’s extension options, please refer to Note 4 Significant accounting judgments, estimates and assessments.

16.2. Amounts recognized in the consolidated statement of financial position

The consolidated statement of financial position discloses the following amounts relating to leases:

	2022	2021
Right-of-use assets
Land and buildings	87,015	127,773
Plant and machinery	21,583	30,675
Total	108,598	158,448
Lease liabilities
Non-current	82,285	126,516
Current	16,823	16,703
Total	99,108	143,219

	Land and buildings	Plant and machinery	Total
Cost
At January 1, 2021	27,826	22,543	50,369
Increases	113,597	21,526	135,123
Decreases	(934)	(3,556)	(4,490)
Reclassifications	—	485	485
Exchange differences	(1,686)	(1,721)	(3,407)
At December 31, 2021	138,803	39,277	178,080
Increases	12,989	7,305	20,294
Decreases	(4,594)	(2,499)	(7,093)
Assets held for sale (Note 34)	(38,724)	(10,675)	(49,399)
Exchange differences	(8,361)	(2,883)	(11,244)
At December 31, 2022	100,113	30,525	130,638
Accumulated depreciation
At January 1, 2021	(4,673)	(7,593)	(12,266)
Depreciation(1)	(7,507)	(4,982)	(12,489)
Decreases	933	3,175	4,108
Exchange differences	217	798	1,015
At December 31, 2021	(11,030)	(8,602)	(19,632)
Depreciation(2)	(20,029)	(8,147)	(28,176)
Decreases	4,594	2,540	7,134
Assets held for sale (Note 34)	12,594	4,230	16,824
Exchange differences	773	1,037	1,810
At December 31, 2022	(13,098)	(8,942)	(22,040)
Cost, net accumulated depreciation
At December 31, 2021	127,773	30,675	158,448
At December 31, 2022	87,015	21,583	108,598

(1)
Includes an asset impairment charge of certain production equipment at our Landskrona production facility in Sweden for which we have no alternative use, amounting to $5.0 million, of which $4.3 million relates to property, plant and equipment and $0.7 million relates to right of use assets.
(2)
Includes an asset impairment charge related to the YYF Transaction, amounting to $12.0 million. Refer to Note 34 Non-current assets held for sale for details on the YYF Transaction.

16.3 Amounts recognized in the consolidated statement of operations

	2022	2021	2020
Depreciation and impairment charge of right-of-use assets
Land and buildings	(20,029)	(7,507)	(3,149)
Plant and machinery	(8,147)	(4,982)	(2,981)
Total	(28,176)	(12,489)	(6,130)
Interest expense (included in finance expenses)	(8,144)	(5,026)	(1,462)
Expense relating to short-term leases	(1,302)	(576)	(314)
Expense relating to leases of low-value assets that are not shown above as short-term leases	(310)	(1,605)	(1,984)

The total cash outflow for leases in 2022 was $20.7 million (2021: $16.5 million).

The Group has the following lease agreements, which had not commenced as of December 31, 2022, but the Group is committed to:

•
One lease agreement regarding headquarters office in Malmö, Sweden, under which the Group’s obligations collectively amount to $6.6 million for a term of five years. The lease has a commencement date of March 1, 2023.
•
One lease agreement regarding research and development premises in Lund, Sweden, under which the Group’s obligations amount to $13.0 million for a term of 15 years. The lease has a commencement date of September 1, 2023.
•
One lease agreement regarding production equipment in Ma’anshan, China, under which the Group’s obligations collectively amount to $3.6 million for a term of six years. The lease will commence during 2024.